Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")

The following information provides insight into amounts impacting Other Comprehensive Income (Loss), both before and after-tax, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated Other Comprehensive Income in the Consolidated Balance Sheets and Consolidated Statements of Equity of the Company and Southwest.
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

(Thousands of dollars)	2018			2017			2016
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(20,426)	$4,902	$(15,524)	$(43,027)	$10,326	$(32,701)	$(22,770)	$8,652	$(14,118)
Amortization of prior service cost	1,335	(320)	1,015	1,335	(507)	828	1,335	(507)	828
Amortization of net actuarial (gain)/loss	33,617	(8,068)	25,549	25,445	(9,669)	15,776	27,066	(10,285)	16,781
Regulatory adjustment	(8,233)	1,976	(6,257)	12,340	250	12,590	(5,584)	2,122	(3,462)
Pension plans other comprehensive income (loss)	6,293	(1,510)	4,783	(3,907)	400	(3,507)	47	(18)	29
FSIRS (designated hedging activities):
Amounts reclassified into net income	3,345	(804)	2,541	3,344	(1,271)	2,073	3,345	(1,270)	2,075
FSIRS other comprehensive income (loss)	3,345	(804)	2,541	3,344	(1,271)	2,073	3,345	(1,270)	2,075
Total other comprehensive income (loss) – Southwest Gas Corporation	9,638	(2,314)	7,324	(563)	(871)	(1,434)	3,392	(1,288)	2,104
Foreign currency translation adjustments:
Translation adjustments	(3,010)	—	(3,010)	1,771	—	1,771	161	—	161
Foreign currency other comprehensive income (loss)	(3,010)	—	(3,010)	1,771	—	1,771	161	—	161
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$6,628	$(2,314)	$4,314	$1,208	$(871)	$337	$3,553	$(1,288)	$2,265

(1) Tax amounts are calculated using a 24% rate following the December 22, 2017 enactment date of the TCJA. For periods prior to the enactment date, tax amounts were calculated using a 38% rate. At December 31, 2017, excess taxes related to pre-tax amounts which accumulated in AOCI prior to tax reform were required to remain in the account until the first quarter of 2018, when ASU 2018-02 was adopted, permitting previously stranded amounts to be released from AOCI and applied to Retained earnings (see table for Accumulated other comprehensive income (loss), including the balance, below). With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, the Company is not recognizing any tax effect or presenting a tax expense or benefit for the currency translation adjustment amount reported in Other comprehensive income (loss), as repatriation of earnings is not anticipated.
With regard to the table above and the roll-forward tables below, management recognizes tax impacts (associated with underlying before-tax amounts in AOCI) in both AOCI and in Deferred income taxes and investment tax credits, net on its balance sheets. U.S. tax reform of the TCJA was enacted on December 22, 2017. U.S. GAAP requires that deferred tax assets and liabilities be adjusted to reflect the effects of a change in tax laws and rates, and also requires that the effect be included in income from continuing operations for the period of enactment. As a result, when deferred tax balances on the balance sheet for the period ending December 31, 2017 were remeasured as a result of the TCJA to reflect the change in enacted rates, those adjustments were also reflected in income tax expense on the Consolidated Statements of Income, as required. However, excess amounts were not able to be released from AOCI until the first quarter of 2018, when upon adoption of ASU 2018-02, previously stranded amounts were released and reflected in Retained earnings on Southwest’s and the Company’s Consolidated Balance Sheets, as required by the ASU.
The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$22,000
SERP net actuarial loss	1,000
PBOP prior service cost	1,300

Approximately $2.5 million of realized losses (net of tax) related to the FSIRS, included in AOCI at December 31, 2018, will be reclassified into interest expense within the next twelve months as the related interest payments on long-term debt occur. The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:
AOCI—Rollforward
(Thousands of dollars)

	Defined Benefit Plans			FSIRS			Foreign Currency Items
	Before-Tax	Tax (Expense) Benefit (5)	After-Tax	Before- Tax	Tax (Expense) Benefit (5)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	Other	AOCI
Beginning Balance AOCI December 31, 2017	$(61,520)	$22,293	$(39,227)	$(12,655)	$4,809	$(7,846)	$(609)	$—	$(609)	$—	$(47,682)
Net actuarial gain/(loss)	(20,426)	4,902	(15,524)	—	—	—	—	—	—	—	(15,524)
Translation adjustments	—	—	—	—	—	—	(3,010)	—	(3,010)	—	(3,010)
Other comprehensive income before reclassifications	(20,426)	4,902	(15,524)	—	—	—	(3,010)	—	(3,010)	—	(18,534)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,345	(804)	2,541	—	—	—	—	2,541
Amortization of prior service cost (2)	1,335	(320)	1,015	—	—	—	—	—	—	—	1,015
Amortization of net actuarial loss (2)	33,617	(8,068)	25,549	—	—	—	—	—	—	—	25,549
Regulatory adjustment (3)	(8,233)	1,976	(6,257)	—	—	—	—	—	—	—	(6,257)
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	6,293	(1,510)	4,783	3,345	(804)	2,541	(3,010)	—	(3,010)	—	4,314
Reclassification of excess deferred taxes (4)	—	—	—	—	—	—	—	—	—	(9,300)	(9,300)
Ending Balance AOCI December 31, 2018	$(55,227)	$20,783	$(34,444)	$(9,310)	$4,005	$(5,305)	$(3,619)	$—	$(3,619)	$(9,300)	$(52,668)

(1)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.

(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).

(3)
The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

(4)
Release of excess deferred taxes accumulated prior to December 22, 2017 (date of enactment of the TCJA), as a result of the adoption of ASU 2018-02 during the first quarter of 2018, which permitted such release.

(5)
Tax amounts related to the before-tax balance are calculated using a 24% effective rate after the release of previously stranded excess deferred taxes existing as a result of the TCJA; amounts prior to the December 22, 2017 enactment of the TCJA were calculated using a 38% effective rate.

The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:
AOCI—Rollforward
(Thousands of dollars)

	Defined Benefit Plans			FSIRS
	Before-Tax	Tax (Expense) Benefit (10)	After- Tax	Before- Tax	Tax (Expense) Benefit (10)	After- Tax	Other	AOCI
Beginning Balance AOCI December 31, 2017	$(61,520)	$22,293	$(39,227)	$(12,655)	$4,809	$(7,846)	$—	$(47,073)
Net actuarial gain/(loss)	(20,426)	4,902	(15,524)	—	—	—	—	(15,524)
Other comprehensive income before reclassifications	(20,426)	4,902	(15,524)	—	—	—	—	(15,524)
FSIRS amounts reclassified from AOCI (6)	—	—	—	3,345	(804)	2,541	—	2,541
Amortization of prior service cost (7)	1,335	(320)	1,015	—	—	—	—	1,015
Amortization of net actuarial loss (7)	33,617	(8,068)	25,549	—	—	—	—	25,549
Regulatory adjustment (8)	(8,233)	1,976	(6,257)	—	—	—	—	(6,257)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	6,293	(1,510)	4,783	3,345	(804)	2,541	—	7,324
Reclassification of excess deferred taxes (9)	—	—	—	—	—	—	(9,300)	(9,300)
Ending Balance AOCI December 31, 2018	$(55,227)	$20,783	$(34,444)	$(9,310)	$4,005	$(5,305)	$(9,300)	$(49,049)

(6)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.

(7)	These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).

(8)
The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

(9)
Release of excess deferred taxes accumulated prior to December 22, 2017 (date of enactment of the TCJA), as a result of the adoption of ASU 2018-02 during the first quarter of 2018, which permitted such release.

(10)
Tax amounts related to the before-tax balances are calculated using a 24% effective rate after the release of previously stranded excess deferred taxes existing as a result of the TCJA; amounts prior to the December 22, 2017 enactment of the TCJA were calculated using a 38% effective rate.

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2018 and 2017:
Amounts Recognized in AOCI (Before Tax)
(Thousands of dollars)

	2018	2017
Net actuarial (loss) gain	$(435,364)	$(448,555)
Prior service cost	(3,033)	(4,368)
Less: amount recognized in regulatory assets	383,170	391,403
Recognized in AOCI	$(55,227)	$(61,520)

See Note 11 - Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 14 - Derivatives for more information on the FSIRS.